CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Assets
Cash and Cash Equivalents	¥ 1,030,893	¥ 951,242
Restricted Cash	130,999	128,333
Net Investment in Leases	1,033,684	1,029,518
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2021 ¥63,272 million September 30, 2021 ¥73,857 million	3,672,574	3,670,784
Allowance for Credit Losses	(77,571)	(78,945)
Investment in Operating Leases	1,426,860	1,408,189
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2021 ¥9,384 million September 30, 2021 ¥15,983 million The amounts which are associated to available-for-sale debt securities are as follows: March 31, 2021 Amortized Cost ¥2,026,767 million Allowance for Credit Losses ¥(120) million September 30, 2021 Amortized Cost ¥2,062,605 million Allowance for Credit Losses ¥(121) million	2,701,122	2,660,443
Property under Facility Operations	602,432	491,855
Investment in Affiliates	908,340	887,764
Trade Notes, Accounts and Other Receivable	288,311	354,334
Inventories	132,891	142,156
Office Facilities	244,040	246,399
Other Assets	1,740,103	1,671,010
Total Assets	13,834,678	13,563,082
Liabilities:
Short-Term Debt	493,976	307,269
Deposits	2,286,082	2,317,785
Trade Notes, Accounts and Other Payable	230,282	260,712
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2021 ¥266,422 million September 30, 2021 ¥226,221 million	1,885,834	1,822,422
Current and Deferred Income Taxes	412,267	363,460
Long-Term Debt	4,351,494	4,416,833
Other Liabilities	966,244	971,457
Total Liabilities	10,626,179	10,459,938
Commitments and Contingent Liabilities
Equity:
Common Stock	221,111	221,111
Additional Paid-in Capital	259,802	259,361
Retained Earnings	2,839,047	2,744,588
Accumulated Other Comprehensive Income (Loss)	(59,822)	(84,650)
Treasury Stock, at Cost:	(142,484)	(111,954)
ORIX Corporation Shareholders' Equity	3,117,654	3,028,456
Noncontrolling Interests	90,845	74,688
Total Equity	3,208,499	3,103,144
Total Liabilities and Equity	13,834,678	13,563,082
Variable Interest Entity, Primary Beneficiary
Assets
Cash and Cash Equivalents	3,953	4,305
Installment Loans (Net of Allowance for Credit Losses)	201,027	238,236
Investment in Operating Leases	105,078	78,633
Property under Facility Operations	236,882	230,216
Investment in Affiliates	50,590	51,226
Other Assets	100,077	111,924
Total Assets	697,607	714,540
Liabilities:
Short-Term Debt	0	500
Trade Notes, Accounts and Other Payable	9,021	2,390
Long-Term Debt	416,031	413,268
Other Liabilities	39,356	42,024
Total Liabilities	¥ 464,408	¥ 458,182